Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments
Derivative financial instruments

Gold forwards

On June 11, 2015, the Company novated certain executory contracts to the counterparties of the amended RCF (Note 10). The novated contracts were repriced. As a result of the repricing, the contracts were no longer excluded from the scope of IAS 39. These derivative instruments were not designated as hedges by the Company and were recorded at their fair value at the end of each reporting period with changes in fair value recorded in the statement of operations. The Company recognised the full $14 million fair value of the new contracts as a liability on the date of novation.

For the year ended December 31, 2018, the Company recorded an unrealized derivative gain of $5 million (2017 - $5 million) in the statement of operations on these contracts. As at December 31, 2018, the Company had delivered into all the remaining gold forward contracts and none remain outstanding.

Forward contracts – fuel oil, gas oil, diesel

During the year ended December 31, 2018, the Company entered into additional series of forward contracts for the purchase of 25,201,000 litres of fuel oil, 10,828,000 litres of gas oil and 3,009,000 litres of diesel with settlements scheduled between February 2019 and October 2020. These derivative instruments were not designated as hedges by the Company and are being recorded at FVTPL.

For the year ended December 31, 2018, the Company recorded an unrealized derivative loss of $9 million (2017 – gain of $5 million) in the statement of operations on these contracts.

The following is a summary, by maturity dates, of the Company’s forward contracts outstanding as at December 31, 2018:

	2019	2020	Total

Forward – fuel oil:
Litres (thousands)	35,800	16,438	52,238
Average strike price	$0.32	$0.33	$0.32

Forward – gas oil:
Litres (thousands)	19,383	7,598	26,981
Average strike price	$0.43	$0.51	$0.45

Forward – diesel:
Litres (thousands)	2,856	1,599	4,455
Average strike price	$0.50	$0.57	$0.53

The unrealized fair value of these contracts at December 31, 2018 was $(2) million.

Subsequent to December 31, 2018, the Company entered into forward contracts for the purchase of 19,202,000 litres of fuel oil at a weighted average price of $0.28 per litre and 24,852,000 litres of gas oil at a weighted average price of $0.49 per litre.

Interest rate swaps

During the year ended December 31, 2016, the Company entered into a series of interest swaps with a notional amount of $100 million with settlements scheduled between September 2016 and May 2019. Under these contracts, the Company receives a floating rate equal to the 3 month United States dollar LIBOR rate and pays a fixed rate of 1.04%. These derivative instruments were not designated as hedges by the Company and are being recorded at FVTPL. The unrealized fair value of these contracts at December 31, 2018 was $1 million.

Subsequent to December 31, 2018, the Company entered into a series of interest rate swaps with a notional amount of $125 million with settlements scheduled between April 2019 and July 2021. Under these contracts, the Company receives a floating rate equal to the 3 month United States dollar LIBOR rate and pays a fixed rate of between 2.36% and 2.67%. The new interest rate swaps cancel the existing contracts and imbed the positive unrealized fair value into the new series of contracts.